U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

       DREYFUS VARIABLE INVESTMENT FUND
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Capital Appreciation Portfolio, Disciplined Stock Portfolio, Growth and Income Portfolio, International Equity Portfolio, International Value Portfolio, Managed Assets Portfolio, Money Market Portfolio, Quality Bond Portfolio, Small Cap Portfolio, Small Company Stock POrtfolio and Zero Coupon 2000 Portfolio

3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:  33-13690

4.   Last day of fiscal year for which this notice is filed:

       December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            NOT APPLICABLE

7. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

8. Number of securities registered during the fiscal year other than pursuant to rule 24f-2:


               Managed Assets Portfolio:  342,080 9.   Number and aggregate
sale price of securities sold during the fiscal year:

                                          NUMBER          SALE PRICE

     Capital Appreciation Portfolio:     2,503,926       $ 49,647,432
     Disciplined Stock Portfolio:        1,233,853       $ 16,311,929
     Growth and Income Portfolio:        8,191,583       $167,515,186
     International Equity Portfolio:     1,366,466       $ 18,781,938
     International Value Portfolio:        651,889       $  8,128,778
     Managed Assets Portfolio:             601,506       $  7,146,006
     Money Market Portfolio:           117,578,703       $117,578,703
     Quality Bond Portfolio:             3,031,442       $ 34,801,728
     Small Cap Portfolio:                7,443,388       $370,476,268
     Small Company Stock Portfolio:      1,109,996       $ 14,003,156
     Zero Coupon 2000 Portfolio:         1,256,487       $ 15,583,642

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                          NUMBER          SALE PRICE

     Capital Appreciation Portfolio:     2,503,926       $ 49,647,432
     Disciplined Stock Portfolio:        1,233,853       $ 16,311,929
     Growth and Income Portfolio:        8,191,583       $167,515,186
     International Equity Portfolio:     1,366,466       $ 18,781,938
     International Value Portfolio:        651,889       $  8,128,778
     Managed Assets Portfolio:             601,506       $  7,146,006
     Money Market Portfolio:           117,578,703       $117,578,703
     Quality Bond Portfolio:             3,031,442       $ 34,801,728
     Small Cap Portfolio:                7,443,388       $370,476,268
     Small Company Value Portfolio:      1,109,996       $ 14,003,156
     Zero Coupon 2000 Portfolio:         1,256,487       $ 15,583,642

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                   N/A


12.  Calculation of registration fee:

     CAPITAL APPRECIATION PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $49,647,432
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     -  8,283,484
                                                             ----------------
    (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $41,363,948
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $12,534.53
                                                             ================


     DISCIPLINED STOCK PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $16,311,929
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -    474,364
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $15,837,565
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $4,799.26
                                                              ==============


     GROWTH AND INCOME PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $167,515,186
                                                             --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------

   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  10,630,121
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $156,885,065
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $47,540.93
                                                              ==============


     INTERNATIONAL EQUITY PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $18,781,938
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  2,663,951
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $16,117,987
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $4,884.24
                                                              ==============


     INTERNATIONAL VALUE PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $8,128,778
                                                              --------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -   312,492
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $7,816,286
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $2,368.57
                                                              ==============


     MANAGED ASSETS PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $7,146,006
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 9,317,556
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============


      MONEY MARKET PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $117,578,703
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 106,628,860
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ 10,949,843
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $3,318.13
                                                              ==============


     QUALITY BOND PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $34,801,728
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 10,323,318
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $24,478,410
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
    (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $7,417.70
                                                              ==============


     SMALL CAP PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $370,476,268
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  38,978,982
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $331,497,286
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $100,453.72
                                                              ==============


     SMALL COMPANY STOCK PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $14,003,156
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  6,423,260
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ 7,579,896
                                                              --------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $2,296.94
                                                              ==============


        ZERO COUPON 2000 PORTFOLIO

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $15,583,642
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  5,228,437
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $10,355,205
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $3,137.94
                                                              ==============

          TOTAL FEE DUE FOR ALL PORTFOLIOS:                    $188,751.96
                                                              ==============


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                         On or about February 26, 1997

                             SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*
                               /s/ Elizabeth A. Keeley
                               Elizabeth A. Keeley, Vice President


     Date: February 26, 1997


* Please print the name and title of the signing officer below the signature.